Strategic Collaboration, Supply and Securities Purchase Agreements with Tolmar (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Strategic Collaboration, Supply and Securities Purchase Agreements with Tolmar [Line Items]
Trading day volume weighted average price			30 days
Milestone payment			$ 65,000
Customer non-refund payments	$ 15,000
Excess over fair value paid	3,878
Percentage of ordinary share premium			25.00%
Revenue recognized
Estimated the transaction price	38,878	$ 38,878	38,878
Unconstrained milestone payment	20,000
Deferred revenue	18,878	$ 18,878	18,878
One Clinical [Member]
Strategic Collaboration, Supply and Securities Purchase Agreements with Tolmar [Line Items]
Milestone payment			$ 20,000
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Tolmar [Member]
Strategic Collaboration, Supply and Securities Purchase Agreements with Tolmar [Line Items]
Percentage of net sales of the product adjustments		60.00%
Tolmar Agreements [Member]
Strategic Collaboration, Supply and Securities Purchase Agreements with Tolmar [Line Items]
Trading day volume weighted average price			30 days
Milestone payment			$ 96,500
Payment for manufacturing			5,000
Customer non-refund payments			15,000
Contract liability	3,878	$ 3,878	$ 3,878
Percentage of ordinary share premium			25.00%
Term of commercial sale of the product agreement		20 years
Deferred revenue	$ 18,878	$ 18,878	$ 18,878
Payment for issuance of equity securities			$ 20,000